Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Domestic	$ 5,186	$ 5,928	$ 2,919
Foreign	1,359	1,511	1,863
Total	6,545	7,439	4,782
Deferred taxes:
Domestic	81	(1,160)	(666)
Foreign	445	52	(167)
Total	526	(1,108)	(833)
Taxes on income	$ 7,071	$ 6,331	$ 3,949